Summary of Significant Accounting Policies - Summary of Consolidated Subsidiaries (Details)	12 Months Ended
Mar. 31, 2024
Virax Biolabs Group Limited
Disclosure of reclassifications or changes in presentation [line items]
Jurisdiction	Cayman Island
Incorporation Date	Sep. 02, 2021
Virax Biolabs (UK) Limited
Disclosure of reclassifications or changes in presentation [line items]
Jurisdiction	United Kingdom
Incorporation Date	Aug. 19, 2021
Ownership	100.00%
Virax Biolabs Limited
Disclosure of reclassifications or changes in presentation [line items]
Jurisdiction	Hong Kong
Incorporation Date	Apr. 14, 2020
Ownership	100.00%
Virax Immune T- Cell Medical Device Company Limited
Disclosure of reclassifications or changes in presentation [line items]
Jurisdiction	Hong Kong
Incorporation Date	Jan. 16, 2017
Ownership	100.00%
Virax Biolabs Pte. Limited
Disclosure of reclassifications or changes in presentation [line items]
Jurisdiction	Singapore
Incorporation Date	May 04, 2013
Logico Bioproducts Corp.
Disclosure of reclassifications or changes in presentation [line items]
Jurisdiction	BVI
Incorporation Date	Jan. 21, 2011
Ownership	95.54%
Shanghai Xitu Consulting Co., Limited
Disclosure of reclassifications or changes in presentation [line items]
Jurisdiction	PRC
Incorporation Date	Oct. 27, 2017
Ownership	95.54%
Virax Biolabs USA Management, Inc.
Disclosure of reclassifications or changes in presentation [line items]
Jurisdiction	USA
Incorporation Date	Aug. 01, 2022
Ownership	100.00%
Virax Biolabs Group Holdings Ltd
Disclosure of reclassifications or changes in presentation [line items]
Jurisdiction	United Kingdom
Incorporation Date	Feb. 22, 2023
Ownership	100.00%
Virax Biolabs FZ-LLC
Disclosure of reclassifications or changes in presentation [line items]
Jurisdiction	United Arab Emirates
Incorporation Date	Apr. 18, 2023
Ownership	100.00%
Virax Biolabs Trading B.V.
Disclosure of reclassifications or changes in presentation [line items]
Jurisdiction	Netherlands
Incorporation Date	Aug. 04, 2023
Ownership	100.00%
Virax Biolabs UK Operating Limited
Disclosure of reclassifications or changes in presentation [line items]
Jurisdiction	United Kingdom
Incorporation Date	Nov. 07, 2023
Ownership	100.00%